Shareholder Report, Holdings (Details) - C000254438	Dec. 31, 2024
U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	50.40%
Gold
Holdings [Line Items]
Percent of Net Asset Value	16.50%
REITS
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Agricultural commodities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
TIPS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Alternatives
Holdings [Line Items]
Percent of Net Asset Value	4.90%